Stockholders' equity - Ordinary Shares (Details)	Dec. 31, 2015 GBP (£)
Stockholders' equity
Number of votes per share on a show of hands	1
Number of votes per share on a poll	1
Maximum aggregate nominal amount	£ 150,000